Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Note 13:	Related Party Transactions

At December 31, 2016 and 2015, the Company had loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) in the amount of $3,111,976 and $3,193,470, respectively.

Annual activity consisted of the following:

	2016	2015

Balance beginning of year	$3,193,470	$3,523,047
Additions	1,178,281	1,138,338
Repayments	(1,259,775)	(1,467,915)

Balance, end of year	$3,111,976	$3,193,470

Deposits from related parties held by the Company at December 31, 2016 and 2015 totaled approximately $3,264,000 and $2,581,000, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.